Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles
Recent Accounting Pronouncements
ASU Update 2017-08 - Premium Amortization on Purchased Callable Debt Securities
In March 2017, the FASB issued ASU 2017-08 "Premium Amortization on Purchased Callable Debt Securities," which shortens the amortization period for premiums on purchased callable debt securities to the earliest call date (i.e., yield-to-earliest call amortization) rather than amortizing over the full contractual term. The ASU does not change the accounting for securities held at a discount.
The amendments apply to callable debt securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. If a security may be prepaid based upon prepayments of the underlying loans and not because the issuer exercised a date specific call option, it is excluded from the scope of the new standard. However, for instruments with contingent call features, once the contingency is resolved and the security is callable at a fixed price and preset date, the security is within the scope of the amendments. Further, the amendments apply to all premiums on callable debt securities, regardless of how they were generated.
The amendments require companies to reset the effective yield using the payment terms of the debt security if the call option is not exercised on the earliest call date. If the security has additional future call dates, any excess of the amortized cost basis over the amount repayable by the issuer at the next call date should be amortized to the next call date.
The amendments are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within those years. For all other entities, the amendments are effective for annual periods beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes the interim period.
The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2017-07 - Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

In March 2017, the FASB issued ASU 2017-07 "Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost," which requires that an employer disaggregate the service cost component from the other components of net benefit costs as follows: (1) service cost must be presented in the same line item(s) as other employee compensation costs. These costs are generally included within income from continuing operations but in some cases, may be eligible for capitalization if certain criteria are met; and (2) all other components of net benefit cost must be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. These generally include interest cost, actual return on plan assets, amortization of prior service cost included in accumulated other comprehensive income and gains or losses from changes in the value of the projected benefit obligation or plan assets.

The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, including interim periods within those years. For other entities, the amendments are effective for annual periods beginning after December 15, 2018 and interim periods within annual periods beginning after December 15, 2019. Early adoption is permitted as of the beginning of an annual period.

The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2017-04 - Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment

In January 2017, the FASB issued ASU 2017-04 "Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment," which simplifies how all entities assess goodwill for impairment by eliminating Step 2 from the goodwill impairment test. As amended, the goodwill impairment test will consist of one step comparing the fair value of a reporting unit with its carrying amount. An entity should recognize a goodwill impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value. The primary goal of this ASU is to simplify the goodwill impairment test and provide cost savings for all entities by removing the requirement to determine the fair value of individual assets and liabilities in order to calculate a reporting unit's "implied" goodwill under current U.S. GAAP.

The amendments have staggered effective dates: (1) a public business entity that is an SEC filer should adopt the amendments for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019, (2) a public business entity that is not an SEC filer should adopt the amendments for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2020 and (3) all other entities, including not-for-profit entities, should adopt the amendments for their annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2021. The amendments should be adopted prospectively. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.

The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2017-01 - Business Combinations (Topic 805): Clarifying the Definition of a Business

In January 2017, the FASB issued ASU 2017-01 "Business Combinations (Topic 805): Clarifying the Definition of a Business," which clarifies the definition of a business with the objective of adding guidance to assist companies and other reporting organizations with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments in this ASU provide a more robust framework to use in determining when a set of assets and activities is a business. The current definition of a business is interpreted broadly and can be difficult to apply. Stakeholders indicated that analyzing transactions is inefficient and costly and the definition does not permit the use of reasonable judgment.

Under current implementation guidance, there are three elements of a business: inputs, processes and outputs. While an integrated set of assets and activities (collectively referred to as a "set") that is a business usually has outputs, outputs are not required to be present. Additionally, all the inputs and processes that a seller uses in operating a set are not required if market participants can acquire the set and continue to produce outputs, for example, by integrating the acquired set with their own inputs and processes.

The ASU introduces a "screen" to assist entities in determining when a set should not be considered a business. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the set is not considered a business. If the screen is not met, the ASU requires that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. Further, the ASU removes the evaluation of whether a market participant could replace missing elements (as required under current U.S. GAAP).

For public business entities, the ASU is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. For all other entities, the amendments apply to annual periods beginning after December 15, 2018 and interim periods within annual periods beginning after December 15, 2019. The amendments in this ASU should be applied prospectively on or after the effective date. No disclosures are required at transition.

The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2016-20 - Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers.
In December 2016, the FASB issued ASU 2016-20 "Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers," amending the new revenue recognition standard that it jointly issued with the International Accounting Standards Board ("IASB") in 2014. The amendments do not change the core principles of the standard, but clarify certain narrow aspects of the standard, including its scope, contract cost accounting, disclosures, illustrative examples and other matters. The ASU becomes effective concurrently with ASU 2014-09 "Revenue from Contracts with Customers (Topic 606)."
The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2016-18 - Restricted Cash.
In November 2016, the FASB issued ASU 2016-18 "Restricted Cash," which updates Topic 230-Statement of Cash Flows, to require that restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total cash amounts shown on the statement of cash flows. Consequently, transfers between cash and restricted cash will not be presented as a separate line item in the operating, investing or financing sections of the cash flow statement. The ASU includes examples of the revised presentation guidance, and additional presentation and disclosure requirements apply.
For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018 and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.
The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

ASU Update 2016-17 - Interests Held Through Related Parties That Are Under Common Control.
In October 2016, the FASB issued ASU 2016-17 "Interests Held Through Related Parties That Are Under Common Control," which amends the variable interest entity ("VIE") guidance within Topic 810. It does not change the two required characteristics for a single decision maker to be the primary beneficiary ("power" and "economics"), but it revised one aspect of the related analysis. The amendments change how a single decision maker of a VIE treats an indirect variable interest held through related parties that are under common control when determining whether it is the primary beneficiary of that VIE. The ASU requires consideration of such indirect interests on a proportionate basis instead of being the equivalent of direct interests in their entity, thereby making consolidation less likely.

For public business entities, the amendments are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2016 and interim periods within fiscal years beginning after December 15, 2017. Early adoption is permitted; however, if an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of that fiscal year.

The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

ASU Update 2016-15 - Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.
In August 2016, the FASB issued ASU 2016-15 "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments," which clarifies whether the following items should be categorized as operating, investing or financing in the statement of cash flows: (1) debt prepayment and extinguishment costs, (2) settlement of zero-coupon debt, (3) settlement of contingent consideration, (4) insurance proceeds, (5) settlement of corporate-owned life insurance (COLI) and bank-owned life insurance (BOLI) policies, (6) distributions from equity method investees, (7) beneficial interests in securitization transactions and (8) receipts and payments with aspects of more than one class of cash flows.
For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018 and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The Company currently classifies cash flows related to BOLI in accordance with the guidance and does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.

In June 2016, the FASB issued ASU 2016-13 "Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments," which requires credit losses on most financial assets to be measured at amortized cost and certain other instruments to be measured using an expected credit loss model (referred to as the current expected credit loss (CECL) model). Under this model, entities will estimate credit losses over the entire contractual term of the instrument (considering estimated prepayments but not expected extensions or modifications unless reasonable expectation of a troubled debt restructuring exists) from the date of initial recognition of that instrument.

The ASU also replaces the current accounting model for purchased credit impaired loans and debt securities. The allowance for credit losses for purchased financial assets with a more-than-insignificant amount of credit deterioration since origination ("PCD assets") should be determined in a similar manner to other financial assets measured on an amortized cost basis. Upon initial recognition, the allowance for credit losses is added to the purchase price ("gross up approach") to determine the initial amortized cost basis. The subsequent accounting for PCD assets will use the CECL model described above.

The ASU made certain targeted amendments to the existing impairment model for available-for-sale (AFS) debt securities. For an AFS debt security for which there is neither the intent nor a more-likely-than-not requirement to sell, an entity will record credit losses as an allowance rather than a write-down of the amortized cost basis.

For public business entities that are SEC filers, the amendments are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for all entities as of the fiscal year beginning after December 15, 2018, including interim periods within those fiscal years.

The Company is currently evaluating the impact of the pending adoption of the new standard on its consolidated financial statements.

ASU Update 2016-02: Leases.

In February 2016, the FASB issued ASU 2016-02 "Leases." From the lessee's perspective, the new standard establishes a right- of-use ("ROU") model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement for a lessee. From the lessor's perspective, the new standard requires a lessor to classify leases as either sales-type, finance or operating. A lease will be treated as a sale if it transfers all of the risks and rewards, as well as control of the underlying asset, to the lessee. If risks and rewards are conveyed without the transfer of control, the lease is treated as a financing. If the lessor doesn’t convey risks and rewards or control, an operating lease results.

The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. A modified retrospective transition approach is required for lessors for sales-type, direct financing and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. In 2017, the Company plans to complete an evaluation of all of its leases to determine the potential impact on the Company's consolidated financial statements as a result of this new standard.

ASU Update 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities.

In January 2016, the FASB issued ASU 2016-01 "Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities." The guidance in the ASU, among other things, requires equity investments, with certain exceptions, to be measured at fair value with changes in fair value recognized in net income; simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment; eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; requires an entity to present separately in other comprehensive income, the portion of the change in fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments; requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements; and clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities. The guidance in this ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

ASU 2014-9 Revenue from Contracts with Customers (Topic 606)
In May 2014, the FASB issued ASU 2014-9, deferred by ASU 2015-14, “Revenue from Contracts with Customers (Topic 606).” The amendments in this update establish a comprehensive revenue recognition standard for virtually all industries under U.S. GAAP, including those that previously followed industry specific guidance such as the real estate, construction and software industries. The revenue standard's core principle is built on the contract between a vendor and a customer for the provision of goods and services. It attempts to depict the exchange of rights and obligations between the parties in the pattern of revenue recognition based on the consideration to which the vendor is entitled. To accomplish this objective, the standard requires five basic steps: (1) identify the contract with the customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) the entity satisfies a performance obligation.   This ASU, which does not apply to financial instruments, is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption is permitted only as of annual reporting periods beginning after December 15, 2016, including interim periods within that year.

The Company does not expect the adoption of ASU 2014-9 to have a material impact on its consolidated financial statements.